SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash working capital items

For the year ended December 31,	2023	2022
	$	$
Change in other assets	(10,342)	(69,873)
Change in accrued interest	303,551	(294,816)
Change in accounts payable and accrued liabilities related to operations	(185,439)	326,425

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	107,770	(38,264)